Share capital (Tables)	12 Months Ended
Jul. 31, 2025
Share capital [Abstract]
Share Purchase Warrants Outstanding
The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2023	150,908	$44.69	1.85
Exercised	(18,097)	$9.73	—
Balance, July 31, 2024	132,811	$47.23	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	—
Exercised	(9,176)	$9.50	—
Expired	(105,032)	$56.90	—
Balance, July 31, 2025	22,718,590	$1.53	4.27

As at July 31, 2025, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
18,603	CAD$13.08	September 29, 2026
22,699,987*	$1.52	November 6, 2029
22,718,590

*	Each warrant exercisable for 0.09692 common stock.

Stock Options Activity
The continuity of the Company’s stock options is as follows:

	Number of stock options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	62,772	$40.20
Forfeited	(1,395)	$37.74
Granted	50,000	$2.32
Cancelled	(2,733)	$37.74
Outstanding, July 31, 2025	108,644	$22.79
Exercisable, July 31, 2024	33,496	$40.10
Exercisable, July 31, 2025	51,859	$40.16

Stock Options Outstanding and Exercisable
As at July 31, 2025, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
2,676	CAD$52.40	January 17, 2028	2,676
9,176	CAD$52.40	February 6, 2028	9,176
8,411	CAD$72.60	May 15, 2028	7,035
764	CAD$77.20	June 26, 2028	764
50,000	$2.32	March 26, 2030	—
22,938	CAD$52.40	January 17, 2032	19,500
4,588	CAD$52.40	March 1, 2032	3,900
917	CAD$52.40	March 14, 2032	780
7,646	CAD$52.40	October 12, 2032	6,500
1,528	CAD$52.40	February 6, 2033	1,528
108,644			51,859

RSUs Outstanding
The continuity of the Company’s RSU’s is as follows:

Number of RSUs
Outstanding, July 31, 2023	103,686
Granted	17,789
Outstanding, July 31, 2024	121,475
Granted	30,586
Forfeited	(3,753)
Outstanding, July 31, 2025	148,308

As at July 31, 2025, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
917	November 30, 2021	917
38,232	December 24, 2021	32,496
1,009	March 1, 2022	1,009
62,702	March 14, 2022	53,985
14,862	July 30, 2024	7,086
30,586	March 26, 2025	25,998
148,308		121,491